12. Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity

The following table summarizes the changes in the Company’s stock option plan during the nine months ended September 30, 2019:

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2018	1,259,415	$2.09 -12.00	2.50 years	$–	$7.39
Options Granted	81,000	$1.99	3.0 years	$–	$1.99
Options Exercised	–	–	–	–	–
Options Cancelled	40,793	$1.99-2.70	4.92	–	4.39
Options Expired	–	–	–	–	–
Balance at September 30, 2019	1,299,622	$2.09 -12.00	1.64 years	$–	$7.23

Exercisable December 31, 2018	1,070,869	$2.70 - 9.00	2.96 years	$–	$7.44
Exercisable September 30, 2019	1,131,172	$2.82 - 9.00	1.31 years	$–	$8.00

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price Per Share

Balance at December 31, 2016	1,373,554	$2.82 - $12.00	3.99 years	$280,642.00	$8.14
Options Granted	–
Options Exercised	–
Options Cancelled	79,509	$2.70
Options Expired	–

Balance at December 31, 2017	1,294,045	$2.09 - $12.00	2.99 years	$–	$8.14
Options Granted	170,176	$2.09	4.55 years	$–	$2.09
Options Exercised	–
Options Cancelled	57,294	$9.00 - $12.00	3.56 years	$–	$10.08
Options Expired	147,512	$2.80 - $6.00		$–	$4.30
Balance at December 31, 2018	1,259,415	$2.09 - $12.00	2.50 years	$–	$7.39

Exercisable December 31, 2017	1,070,869	$2.70 - $9.00	2.96 years	$–	$7.44
Exercisable December 31, 2018	1,089,239	$2.70 - $9.00	2.70 years	$–	$8.32

Schedule of assumptions used

The fair value of these options was determined to be $117,797 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$1.99
Dividend Yield	0%
Volatility	125%
Risk-free interest rate	2.44%
Expected life of options	3 years

The fair value of these options was determined to be $285,760 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$2.09
Dividend Yield	0%
Volatility	61% - 62%
Risk-free interest rate	2.52% - 2.57%
Expected life of options	3.5 years